Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Non-Marketable Investments
We have made strategic investments in certain privately-held companies without readily determinable market values.
Non-Marketable Investments Accounted for Under the Equity Method
A summary of our non-marketable investments accounted for as equity method investments is as follows:

(in thousands)	Ownership percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
		2023	2022	2023	2022	2021

PreAnalytiX GmbH	50.00%	$3,422	$6,856	$4,977	$4,377	$10,412
Apis Assay Technologies Ltd	19.90%	2,408	4,102	(1,694)	389	1,773
TVM Life Science Ventures III	3.10%	7,198	3,872	947	(901)	(264)
Suzhou Fuda Business Management and Consulting Partnership	33.67%	2,581	2,608	49	—	—
Actome GmbH	12.50%	586	779	(216)	(201)	(31)
Hombrechtikon Systems Engineering AG	19.00%	(275)	(311)	100	94	97
Total		$15,920	$17,906	$4,163	$3,758	$11,987
Of the $15.9 million of non-marketable investments accounted for as equity method investments, $16.2 million is included in other long-term assets and $0.3 million, where we are committed to fund losses, is included in other long-term liabilities in the accompanying consolidated balance sheet as of December 31, 2023.
TVM Life Science Ventures III (TVM) is a limited partnership and we account for our 3.1% investment under the equity method as we have the ability to exercise significant influence over the limited partnership. This investment is valued at net asset value (NAV) reported by the counterparty, adjusted as necessary. During the years ended December 31, 2023,
2022 and 2021, we made $2.4 million, $1.1 million and $2.4 million, respectively, in additional cash payments to TVM and, as of December 31, 2023, have $6.8 million of unfunded commitments through 2029 related to this investment. We do not have the right to redeem these funds under the normal course of operations of this partnership.
During the years ended December 31, 2023, 2022 and 2021, we received dividends of $9.1 million, $7.5 million and
$4.7 million, respectively, from PreAnalytix GmbH. These dividends are included in other items, net including fair value changes in derivatives in the accompanying consolidated statement of cash flows as they are a return on investment and therefore classified as cash flows from operating activities.
As of December 31, 2023, four of our equity method investments are variable interest entities and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance.
Therefore, these investments are not consolidated. As of December 31, 2023, these investments had a total net carrying value of $9.9 million, of which $10.2 million, representing our maximum exposure to loss, is included in other long-term assets and $0.3 million is included in other long-term liabilities in the accompanying consolidated balance sheet. As of
December 31, 2022, these investments held a balance of $8.4 million, of which $8.7 million is included in other long-term assets and $0.3 million is included in other long-term liabilities in the accompanying consolidated balance sheet.
Non-Marketable Investments Not Accounted for Under the Equity Method
At December 31, 2023 and 2022, we had investments in non-publicly traded companies that do not have readily determinable fair values with carrying amounts that totaled $4.4 million and $5.3 million, respectively, which are included in other long-term assets. These investments are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Changes resulting from impairment and observable price changes are recognized in the statements of income during the period the change is identified.
The changes in non-marketable investments not accounted for under the equity method for the years ended December 31,
2023 and 2022 are as follows:

(in thousands)	2023	2022

Balance at beginning of year	$5,329	$3,945
Impairments	(4,158)	—
Cash investments in equity securities, net	491	52
Shares received in exchange for services performed	2,604	1,475
Foreign currency translation adjustments	169	(143)
Balance at end of year	$4,435	$5,329
During 2023, we fully impaired an investment following adverse changes in an investee's solvency that indicated that the carrying value was no longer recoverable. The impairment of $4.2 million is recorded in other (expense) income, net in the accompanying consolidated statement of income.
Marketable Equity Securities
During the year ended December 31, 2021, we sold all previously held investments in marketable equity securities that had readily determinable fair values. These investments were reported at fair value with gains and losses recorded in earnings.
The changes in marketable equity securities during the year ended December 31, 2021 are presented below.

(in thousands, except shares)	Invitae Corporation (Invitae)		OncoCyte Corporation (OncoCyte)		Oncimmune Holdings plc (Oncimmune)		HTG Molecular Diagnostics, Inc (HTGM)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Balance at December 31, 2020	2,769,189	$115,780	88,101	$211	560,416	$1,258	55,556	$266
Shares received upon milestone achievement	1,100,190	35,338	30,152	147	86,218	220	—	—
(Loss) gain on change in fair value	—	(3,066)	—	123	—	61	—	65
Sale of investment	(3,869,379)	(148,052)	(118,253)	(481)	(646,634)	(1,539)	(55,556)	(331)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—
During 2021, we sold all shares received from Invitae upon milestone achievement and realized a gain of $32.3 million in other (expense) income, net in the accompanying consolidated statement of income.